Share-Based Payments (Details) - USD ($)		6 Months Ended
	Nov. 01, 2025	Dec. 31, 2025	Dec. 16, 2025	Oct. 22, 2025	Jun. 30, 2025
Share-Based Payments [Line Items]
Booked in accounts (in Dollars)		$ 6,291,875
Fair value amount (in Dollars)			$ 15,800,000
Suppliers – Alberta Inc [Member]
Share-Based Payments [Line Items]
Issued shares				100,000
Booked in accounts (in Dollars)		$ 328,805
RSU’s [Member]
Share-Based Payments [Line Items]
Issued shares	6,230,000	2,220,000
RSU’s [Member] | KMP Company [Member]
Share-Based Payments [Line Items]
Issued shares	5,110,000
RSU’s [Member] | RSUs to Directors and Management [Member]
Share-Based Payments [Line Items]
Booked in accounts (in Dollars)		$ 12,044,484
PVO's [Member]
Share-Based Payments [Line Items]
Vested shares	7,470,000
Exercise price (in Dollars per share)		$ 12.88
PVO's [Member] | KMP Company [Member]
Share-Based Payments [Line Items]
Issued shares	6,030,000
Ordinary shares [member]
Share-Based Payments [Line Items]
Issued shares		104,790,304	2,000,000		80,994,098
Par value per share (in Dollars per share)			$ 7.9